Income Taxes (Additional Information) (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Income Tax Disclosure [Abstract]
No change in unrecognized tax benefits					12 months
Undistributed earnings for certain foreign subsidiaries					$ 138,000,000
Research and development credits					468,000
Unrecognized tax benefits that will impact tax rate if recognized					7,100,000
Unrecognized tax benefits	10,400,000		10,400,000		7,825,000	2,020,000	762,000	264,000
Increase in unrecognized tax benefits	1,100,000
Provision for income taxes	2,549,000	4,446,000	7,178,000	15,992,000	21,434,000	12,432,000	10,719,000
Recognition of tax benefit	$ 539,000